CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 255,871		$ 276,516		$ 292,965
Business tax and other sales tax	(3,390)		(4,250)		(6,223)
Net revenues	252,481		272,266		286,742
Less: Cost of revenues	235,835		244,673		250,606
Gross profit	16,646		27,593		36,136
Operating expenses:
Selling and marketing (including share-based compensation of $859, nil and $144 in 2012, 2013 and 2014, respectively)	25,067		20,069		17,995
General and administrative (including share-based compensation of $2,643, $1,251 and $1,215 in 2012, 2013 and 2014, respectively)	26,337		25,723		21,842
Impairment of intangible assets					9,583
Impairment of goodwill					20,611
Total operating expenses	51,404		45,792		70,031
Loss from operations	(34,758)		(18,199)		(33,895)
Interest income	1,340		1,213		1,355
Other income, net	2,214		3,822		2,770
Loss before income taxes and share of loss on equity method investments	(31,204)		(13,164)		(29,770)
Income tax (expenses)/benefits	(430)		1,713		(2,493)
Loss before share of income/(loss) on equity method investments	(31,634)		(11,451)		(32,263)
Share of income/(loss) on equity method investments	(192)		(69)		22
Net loss	(31,826)		(11,520)		(32,241)
Less: Net income/(loss) attributable to non-controlling interests	(6,131)		(894)		487
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (25,695)		$ (10,626)		$ (32,728)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - basic	$ (0.22)		$ (0.09)		$ (0.26)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - diluted	$ (0.22)		$ (0.09)		$ (0.26)
Weighted average shares used in calculating net loss per ordinary share - basic	119,304,773		120,386,635		124,269,245
Weighted average shares used in calculating net loss per ordinary share - diluted	119,304,773	[1]	120,386,635	[1]	124,269,245	[1]

[1]	The effect of options was excluded from the computation of diluted loss per share for the years ended December 31, 2012, 2013 and 2014, respectively, as the effect would be anti-dilutive.